Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Education Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Education Fund
Class Name	Fidelity® Education Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 691,267,261
Holdings Count | shares	313
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$691,267,261
Number of Holdings	313
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 10.6 AA 2.4 A 18.8 BBB 10.6 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 10.6 AA - 2.4 A - 18.8 BBB - 10.6 Not Rated - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 54.3 Corporate Bonds 31.7 Asset-Backed Securities 9.4 CMOs and Other Mortgage Related Securities 2.5 U.S. Government Agency - Mortgage Securities 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 54.3 Corporate Bonds - 31.7 Asset-Backed Securities - 9.4 CMOs and Other Mortgage Related Securities - 2.5 U.S. Government Agency - Mortgage Securities - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.5 United Kingdom 2.8 Canada 1.7 Germany 1.7 Netherlands 0.7 Norway 0.6 Ireland 0.5 France 0.5 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 United Kingdom - 2.8 Canada - 1.7 Germany - 1.7 Netherlands - 0.7 Norway - 0.6 Ireland - 0.5 France - 0.5 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 54.3 JPMorgan Chase & Co 1.6 Bank of America Corp 1.2 Morgan Stanley 1.2 Deutsche Bank AG/New York NY 1.1 Wells Fargo & Co 1.0 Goldman Sachs Group Inc/The 1.0 Freddie Mac Multifamily Structured pass-thru certificates 1.0 HSBC Holdings PLC 0.9 Athene Global Funding 0.9 64.2